Related Party Transactions and Balances (Accounts Receivable Balances Due from Related Parties) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts receivable due from related parties	$ 972	$ 6,521,984
Shanghai Shengyue Advertising Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable due from related parties	0	6,313,489
Other companies under control of Shanda [Member]
Related Party Transaction [Line Items]
Accounts receivable due from related parties	$ 972	$ 208,495